Transactions with Related Parties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Expenses for Related Parties

The following table presents the expenses for transactions with related parties reported in the condensed consolidated statements of operations (in thousands):

	Three Months Ended March 31,
	2020	2019
Research and development	$—	$94
General and administrative	56	94
Financial income (expense), net	122	—

The following table presents the expenses for related parties reported in the consolidated statements of operations (in thousands):

	Year Ended December 31,
	2019	2018
Research and development	$180	$200
General and administrative	$874	$1,112